REVENUE AND EXPENSE (Details 4) - Codere Online Busines [Member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reserve Quantities [Line Items]
Gambling taxes	€ 4,437	€ 3,530
Leases	287	258
Utilities, repairs and maintenance	410	525
Professional services and other expenses	19,426	10,874
Casino license royalties	1,977	1,785
Marketing expenses	23,158	15,638
Total	€ 49,695	€ 32,610